LONG-TERM DEBT, NET - Summary of Long-Term Debt (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Long-Term Debt [Line Items]
Current portion of unamortized deferred financing costs	$ 3,669	$ 1,653
Senior Notes [Member] | 2013 Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	63,486	73,611
Senior Notes [Member] | Studio City Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	15,129	17,486
Senior Notes [Member] | Philippine Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	4,614	6,264
Total Credit Facility [Member] | Studio City Project Facility [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	51,845	71,735
Total Credit Facility [Member] | 2015 Credit Facilities [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	12,399	0
Total Credit Facility [Member] | 2011 Credit Facilities [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	$ 0	$ 2,687